Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2018
Property Plant And Equipment [Abstract]
Property, Plant and Equipment, Net

December 31

(add 000)	2018	2017
Land and land improvements	$1,089,675	$974,622
Mineral reserves and interests	2,506,817	1,162,289
Buildings	162,098	154,564
Machinery and equipment	4,357,705	4,006,619
Construction in progress	178,668	199,973
	8,294,963	6,498,067
Less: Accumulated depreciation, depletion and amortization	(3,137,734)	(2,905,254)
Total	$5,157,229	$3,592,813

Gross Asset Value and Accumulated Amortization for Machinery and Equipment Recorded under Capital Lease

Included in these amounts are the gross asset value and accumulated amortization for machinery and equipment recorded under capital leases at December 31 as follows:

(add 000)	2018	2017
Machinery and equipment under capital leases	$24,931	$23,919
Less: Accumulated amortization	(14,524)	(11,243)
Total	$10,407	$12,676